Fair Value Measurement on a Recurring Basis (Details)	Sep. 30, 2025
Cantor Equity Partners, Inc. [Member]
Fair Value Measurement on a Recurring Basis (Details) [Line Items]
Consummation of the business combination percentage	15.80%